SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
SHORT-TERM INVESTMENTS [Abstract]
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	As of December 31,
	2016	2017

Aggregate cost basis	$-	$3,766
Gross unrealized holding gain	$-	$17

Aggregate fair value	$-	$3,783

The Group’s short-term investments represent financial instruments issued by financial institutions with variable interest rates indexed to the performance of underlying assets. As of December 31, 2017, there was no unrealized holding losses.